Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Equity
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Equity
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 69,050.00
Offering Note	1a. Summit Hotel Properties, Inc. is registering the following securities having an aggregate offering price of up to $500,000,000 for issuance and sale from time to time in one or more offerings by Summit Hotel Properties, Inc.: (i) an indeterminate number of shares of common stock of Summit Hotel Properties, Inc., (ii) an indeterminate number of shares of preferred stock of Summit Hotel Properties, Inc., (iii) an indeterminate principal amount of debt securities of Summit Hotel Properties, Inc., (iv) an indeterminate number of warrants of Summit Hotel Properties, Inc. to purchase common stock or preferred stock, and (v) an indeterminate number of units of Summit Hotel Properties, Inc. In addition, the Company is registering up to 12,940,877 shares of common stock to be offered and sold from time to time in one or more offerings by the selling securityholders. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of securities as may be issued upon conversion or exchange of other securities, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the stock being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. 1b. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form S-3 under the Securities Act. 1c. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include (i) $500,000,000 of unsold shares of common stock, shares of preferred stock, debt securities, warrants, and units; and (ii) 12,940,877 shares of common stock underlying units of limited partnership interests in Summit Hotel OP, LP, owned by a selling securityholder (collectively, the "Unsold Securities") previously registered pursuant to the automatic shelf registration statement on Form S-3ASR (File No. 333-286937), which was automatically effective upon filing with the U.S. Securities and Exchange Commission (the "SEC") on May 2, 2025, as amended by Post-Effective Amendment No. 1 ("Post-Effective Amendment No. 1") to such registration statement filed with the SEC on February 25, 2026 (such registration statement and Post-Effective Amendment No. 1. collectively, the "Prior Registration Statement"). The registrant paid filing fees for the Unsold Securities in an aggregate amount of $80,134.00 in connection with the filing of the Prior Registration Statement. Such filing fees associated with the offering of the Unsold Securities are hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registrant is only registering the Unsold Securities on this Registration Statement and is not registering any new securities. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	12,940,877
Maximum Aggregate Offering Price	$ 1.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,084.00
Offering Note	See note 1c.